General and administrative expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and administrative expenses
Amortization	$ 1,391,113	$ 990,537	$ 2,656,493	$ 1,902,366
Consulting fees	591,634	1,201,666	1,221,980	1,425,740
Insurance	782,935	529,413	1,506,127	954,710
Investor relations	424,854	220,680	735,029	418,642
Office expenses	1,057,885	511,492	2,000,206	793,448
Professional fee	1,832,683	2,202,705	2,997,066	2,561,958
Rent	368,785	385,554	633,239	697,356
Salaries	2,042,627	1,041,581	4,299,548	2,014,830
Share-based compensation expense	1,270,474	1,442,621	2,326,419	2,293,175
General and administrative expenses	$ 9,762,990	$ 8,526,249	$ 18,376,107	$ 13,062,225